1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Accounting Policies [Abstract]
Inventories
	September 30, 2015	June 30, 2015
Raw Materials	$475,948	$485,266
Work-In-Progress	337,682	388,503
Finished Goods	205,097	199,487
Total Inventories	$1,018,727	$1,073,256

	2015	2014
Raw material	$485,266	$445,210
Work-in-progress	388,503	385,601
Finished goods	199,487	158,067
	$1,073,256	$988,878

Estimated Useful Lives of Property and Equipment
Asset Classification	Estimated Useful Life
Machinery and equipment	2-7 years
Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	5 years
Vehicles	3 years

Significant Customers
	Year Ended June 30
	2015	2014
Customer A	23%	21%
Customer B	15	14
Customer C	11	1
Customer D	9	21
All others	42	43
	100%	100%

Income (Loss) per Share
	Three Months Ended September 30,
	2015	2014

Net Loss – Basic and Diluted	$(381,890)	$(296,439)

Basic and Diluted Weighted Average Shares Outstanding	6,389,806	6,069,131

Loss Per Share
Basic	$(0.06)	$(0.05)
Diluted	$(0.06)	$(0.05)

	Year Ended June 30
	2015	2014

Net Loss– Basic and Diluted	$(1,178,793)	$(1,160,638)

Basic Weighted Average Shares Outstanding	6,272,264	4,455,134
Potentially Dilutive Securities	–	–
Diluted Weighted Average Shares Outstanding	6,272,264	4,455,134

Loss Per Share
Basic	$(0.19)	$(0.26)
Diluted	$(0.19)	$(0.26)

Warranty Costs
	2015	2014
Balance at beginning of period	$25,000	$25,000
Provision for warranty claims	32,477	11,917
Warranty claims incurred	(32,477)	(11,917)
Balance at end of period	$25,000	$25,000